Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Leases
As of December 31, 2025 and 2024, supplemental balance sheet information related to leases was as follows:

	December 31, 2025		December 31, 2024
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	5.3	11.7	5.6	12.7
Weighted average discount rate	6.8%	6.5%	6.6%	6.5%

Schedule of Maturities of Financing Lease Liabilities
As of December 31, 2025, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2026	$12,312	$12,207
2027	13,160	12,207
2028	13,412	12,207
2029	11,309	12,207
2030	8,763	12,207
Thereafter	9,848	139,868
Total lease payments	$68,804	$200,903
Less: Imputed interest	(19,843)	(75,093)
Present value of lease liabilities	$48,961	$125,810

Schedule of Maturities of Operating Lease Liabilities
As of December 31, 2025, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2026	$12,312	$12,207
2027	13,160	12,207
2028	13,412	12,207
2029	11,309	12,207
2030	8,763	12,207
Thereafter	9,848	139,868
Total lease payments	$68,804	$200,903
Less: Imputed interest	(19,843)	(75,093)
Present value of lease liabilities	$48,961	$125,810